Corporate Bonds Issuance - Additional Information (Detail) - USD ($)		2 Months Ended	12 Months Ended
	Nov. 04, 2016	Dec. 31, 2021	Dec. 31, 2022	Apr. 27, 2018	Apr. 28, 2017	Apr. 26, 2016
Disclosure of corporate bond liabilities [line items]
Corporate bond fixed rate			6.643%
Subordinated Resettable – Class A
Disclosure of corporate bond liabilities [line items]
Corporate bond fixed rate	6.75%
Borrowings Term Of Extension		5 years
Subordinated Resettable – Class A | Maximum Average Term [member]
Disclosure of corporate bond liabilities [line items]
Corporate bond outstanding amount				$ 2,500,000,000	$ 1,500,000,000	$ 1,000,000,000
Subordinated Resettable – Class A | Maximum Average Term [member] | Previously stated [member]
Disclosure of corporate bond liabilities [line items]
Corporate bond outstanding amount				$ 1,500,000,000